Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Commitments And Contingencies [Abstract]
Rental expense for operating leases	$ 3,500,000		$ 3,800,000	$ 2,200,000
Amount committed under lease agreements, 2013	1,000,000
Amount committed under lease agreements, 2014	800,000
Amount committed under lease agreements, 2015	700,000
Amount committed under lease agreements, 2016	600,000
Amount committed under lease agreements, 2017	600,000
Amount committed under lease agreements, thereafter	1,700,000
Settlement consideration					3,000,000
Pre-tax gain associated with settlement of all outstanding matters related to a prior acquisition	5,300,000
Gain on settlement	3,035,000
Amount due from seller resulting from settlement of all outstanding matters, related to a prior acquisition	2,300,000
Amount received in legal settlement	(2,335,000)	[1]
Settlement of network access dispute	5,600,000
Network access disputes amount accrued in prior year	4,700,000
Revenue impact from settlement of network access disputes	1,500,000
Operating expense impact from settlement of network access disputes	1,000,000
Purchase commitments relating to capital expenditures	$ 6,600,000

[1]	The net pre-tax gain on settlements was recognized in the third quarter of 2012 in connection with the settlement of outstanding matters related to a prior acquisition and the settlement of an outstanding lawsuit (Note 13).